Property, plant and equipment, net (Tables)	12 Months Ended
Mar. 31, 2021
Property, plant and equipment, net
Schedule of property, plant and equipment, net

	March 31,
	2020	2021	2021
	RMB	RMB	US$

Buildings	604,112	603,910	92,174
Leasehold improvements	14,864	14,864	2,269
Machinery	208,377	219,626	33,521
Motor vehicles	19,088	18,598	2,839
Furniture, fixtures and equipment	55,722	56,029	8,552
Construction-in-progress	1,356	3,619	552
	903,519	916,646	139,907
Less: Accumulated depreciation	(380,840)	(417,990)	(63,798)
Total property, plant and equipment, net	522,679	498,656	76,109

Schedule of depreciation expense of property, plant and equipment

	Year ended March 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Cost of revenues	30,848	28,980	28,574	4,361
Research and development	1,358	1,866	1,893	289
Sales and marketing	3,371	2,742	2,810	429
General and administrative	12,167	11,240	11,192	1,708
Total depreciation expense	47,744	44,828	44,469	6,787